Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	June 30, 2025	September 30, 2024
Other assets
Senior Note - embedded derivative	3	FVtPL	25,539	32,609
Other current assets
Currency derivative	2	FVtPL	23,924	8,104
Other financial liabilities
Currency derivative	2	FVtPL	1,530	625

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
June 30, 2025
*EUR Term Loan	2	375,000	375,031	387,362
*USD Term Loan	2	147,896	147,843	155,301
Vendor Loan	2	217,408	218,996	225,685
Senior Notes	2	428,500	439,790	436,059

September 30, 2024
*EUR Term Loan	2	375,000	375,905	396,560
*USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

*The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these interim condensed consolidated financial statements.

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
June 30, 2025
Tax receivable agreement liability	3	364,217	379,436

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619